Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Income Tax Status

5. Income Tax Status

The Plan received a determination letter from the Internal Revenue Service (the “IRS”) dated March 8, 2017, stating that the Plan is qualified under Section 401(a) of the Code. Qualification under Section 401(a) of the Code means the related trust is exempt from taxation. Subsequent to this determination by the IRS, the Plan was amended. The Plan’s management believes that the Plan is being operated in accordance with the applicable requirements of the Code and therefore believes that the Plan, as amended, is qualified and the related trust is tax-exempt. The Company has indicated that it will take the necessary steps, if any, to maintain the Plan’s operations in compliance with the Code.

U.S. GAAP requires plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position meets certain recognition thresholds or measurement standards defined by U.S. GAAP. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken. The Plan has recognized no interest or penalties related to uncertain tax positions. The Plan may be subjected to routine audits by taxing jurisdictions; however, there are currently no audits in progress for any tax periods.